Income Taxes	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
Income Taxes

Note 15 – Income Taxes

Income Tax expense consist of the following;

	31/03/2015		31/03/2014
Current Taxes
Nevada	$	Nil	$	Nil
Sri Lanka		-1,485		-5,157
Singapore		-1,519		6,910

Total Income Tax Expense		$-3,004		$1,753

The income tax provision differs from the amount of tax determined by applying the federal statutory rate on account of the following items;

Brought forward losses

Unabsorbed Depreciation

Interest on TDS

The Components of deferred tax assets and Liabilities are as follows;

	31/03/2015	31/03/2014
Deferred tax asset arising from tax effect of :
Carry forward Losses and Unabsorbed Depreciation	$12,862	$15,283

Less: Valuation allowance	1,525	1,790
Total Deferred tax asset (non-current)	$11,337	$13,492

Total Deferred tax liability	Nil	Nil

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income taxes.

In assessing the realizability of deferred tax assets, management considers whether it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. As of March 31, 2015 and 2014, based upon the levels of historical taxable income and the limited experience of the Company, the Company believes that it is more-likely-than-not that it will not be able to realize the benefits of some or all of these deductible differences. Accordingly, a valuation allowance of approximately $1,525 and $1,790 has been provided in the accompanying financial statements as of March 31, 2015 and 2014, respectively.

Since Duo does not have any undistributed earnings, the Company has not recorded a deferred tax liability associated with the foreign earnings as of March 31, 2015 and 2014. However to deferred tax asset has been recorded associated with Unabsorbed Business Losses and Depreciation

The Company is not subject to any foreign income taxes for the years ended March 31, 2015 and 2014. The Company may be subject to examination by the Internal Revenue Service (“IRS”) and state taxing authorities for 2015 and 2014 tax years.

Duo Software (Pvt.) Limited [Member]
Income Taxes

Note 13 – Income Taxes

Income Tax expense from continuing operations consist of the following;

Current Taxes	31/03/2014	31/03/2013
Sri Lanka	$(5,157)	$-
Singapore	6,910	(2,471)

Total Income Tax Expense	$1,753	$(2,471)

The income tax provision differs from the amount of tax determined by applying the federal statutory rate on account of following items;

Brought forward losses

Unabsorbed Depreciation

The Components of deferred tax assets and Liabilities are as follows;

	31/03/2014	31/03/2013
Deferred tax asset arising from tax effect of :
Carry forward Losses and Unabsorbed Depreciation	$15,283	$6,859

Less: Valuation allowance	1,790	804
Total Deferred tax asset (non-current)	$13,492	$6,055

Total Deferred tax liability	Nil	Nil

Deferred income taxes reflect the net tax effects of temporary differences between the carrying amount of assets and liabilities for financial reporting purposes and the amounts used for income taxes.

In assessing the realizability of deferred tax assets, management considers whether it is more-likely-than-not that some portion or all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which those temporary differences become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income, and tax planning strategies in making this assessment. As of March 31, 2014 and 2013, based upon the levels of historical taxable income and the limited experience of the Company, the Company believes that it is more-likely-than-not that it will not be able to realize the benefits of some or all of these deductible differences. Accordingly, a valuation allowance of approximately $1,790 and $ 804 has been provided in the accompanying financial statements as of March 31, 2014 and 2013, respectively.

Since Duo does not have any undistributed earnings, the Company has not recorded a deferred tax liability associated with the foreign earnings as of March 31, 2014 and 2013. However to deferred tax asset has been recorded associated with Unabsorbed Business Losses and Depreciation.

The Company is not subject to any foreign income taxes for the years ended March 31, 2014 and 2013. The Company may be subject to examination by the Internal Revenue Service (“IRS”) and state taxing authorities for 2014 and 2013 tax years.